Balances and Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Accounts receivable		$ 407
Due from affiliates	391	388
Purchases from Parent and affiliates		1,555	1,955
Interest income from Parent	15	31		[1]
Sales to Parent and affiliates	$ 142	$ 2,397	$ 83
Interest rate on unpaid balances between Parent and its subsidiaries	5.50%	5.50%	5.50%

[1]	Less than $1 thousand